Putnam Short Duration Bond Fund
The fund's portfolio
1/31/25 (Unaudited)

CORPORATE BONDS AND NOTES (51.0%)(a)
	Principal amount	Value
Banking (11.0%)
ABN AMRO Bank NV 144A sr. unsec. FRN 6.339%, 9/18/27 (Netherlands)	$4,100,000	$4,194,980
AIB Group PLC 144A sr. unsec. FRN 7.583%, 10/14/26 (Ireland)	1,458,000	1,484,893
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. notes 5.381%, 3/13/29 (Spain)	3,800,000	3,851,397
Banco Santander SA sr. unsec. unsub. FRN 1.722%, 9/14/27 (Spain)	19,600,000	18,618,499
Bank of America Corp. sr. unsec. notes 6.204%, 11/10/28	8,601,000	8,912,727
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 1.604%, 10/4/26 (France)	5,000,000	4,751,393
Barclays PLC sr. unsec. unsub. FRN 6.496%, 9/13/27 (United Kingdom)	2,300,000	2,355,153
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	1,415,000	1,427,302
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	1,060,000	1,059,076
CaixaBank SA 144A sr. unsec. notes 5.673%, 3/15/30 (Spain)	1,295,000	1,315,860
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	3,825,000	3,845,214
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	10,945,000	10,824,834
Credit Agricole SA/London 144A sr. unsec. notes 5.335%, 1/10/30 (France)	1,880,000	1,889,789
Danske Bank A/S 144A sr. unsec. notes 1.549%, 9/10/27 (Denmark)	2,111,000	2,004,897
Fifth Third Bancorp sr. unsec. notes 4.895%, 9/6/30	2,000,000	1,978,921
Fifth Third Bancorp sr. unsec. unsub. FRN 6.339%, 7/27/29	880,000	915,828
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	6,917,000	7,108,908
ING Groep NV sr. unsec. unsub. FRN 6.083%, 9/11/27 (Netherlands)	4,000,000	4,076,072
Intesa Sanpaolo SpA 144A unsec. sub. notes 5.71%, 1/15/26 (Italy)	3,750,000	3,756,460
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	2,313,000	2,299,593
JPMorgan Chase & Co. sr. unsec. unsub. notes 3.54%, 5/1/28	6,250,000	6,087,851
JPMorgan Chase & Co. sr. unsec. unsub. notes 1.47%, 9/22/27	3,250,000	3,085,071
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 5.698%, 5/23/25	2,113,000	2,114,127
NatWest Group PLC sr. unsec. unsub. FRN 5.847%, 3/2/27 (United Kingdom)	1,765,000	1,784,287
PNC Bank NA unsec. sub. notes Ser. BKNT, 4.05%, 7/26/28	6,300,000	6,119,663
Santander Holdings USA, Inc. sr. unsec. FRN 2.49%, 1/6/28	4,000,000	3,812,925
UBS AG/Stamford, CT sr. unsec. unsub. notes 1.25%, 8/7/26	887,000	844,027
UBS Group AG sr. unsec. unsub. notes 4.55%, 4/17/26 (Switzerland)	8,750,000	8,734,083
UBS Group AG 144A sr. unsec. notes 5.428%, 2/8/30 (Switzerland)	5,750,000	5,817,879
UBS Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)	10,500,000	10,139,850
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 3.908%, 4/25/26	5,345,000	5,333,936
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 2.164%, 2/11/26	3,000,000	2,998,195

		143,543,690
Basic materials (3.3%)
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.58%, 7/15/29 (Germany)	265,000	272,514
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.415%, 7/15/27 (Germany)	1,369,000	1,395,194
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.05%, 3/15/25 (Germany)	232,000	232,206
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	10,693,000	10,099,873
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	5,369,000	5,334,490
Georgia-Pacific, LLC 144A sr. unsec. notes 0.95%, 5/15/26	8,790,000	8,392,797
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 6.125%, 10/6/28	2,500,000	2,591,182
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 5.40%, 5/8/28	1,429,000	1,447,297
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 4/27/26	2,500,000	2,408,181
Graphic Packaging International, LLC 144A company guaranty sr. notes 1.512%, 4/15/26	7,461,000	7,147,697
International Flavors & Fragrances, Inc. 144A sr. unsec. unsub. notes 1.23%, 10/1/25	4,600,000	4,488,797

		43,810,228
Capital goods (2.5%)
BAE Systems PLC 144A sr. unsec. notes 5.125%, 3/26/29 (United Kingdom)	3,760,000	3,779,869
Berry Global, Inc. company guaranty sr. notes 5.50%, 4/15/28	870,000	879,802
Berry Global, Inc. 144A company guaranty sr. notes 4.875%, 7/15/26	3,000	2,993
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	10,380,000	9,761,438
Boeing Co. (The) sr. unsec. notes 2.95%, 2/1/30	448,000	402,085
Boeing Co. (The) sr. unsec. notes 2.75%, 2/1/26	10,330,000	10,118,594
Boeing Co. (The) sr. unsec. unsub. notes 6.298%, 5/1/29	1,304,000	1,357,145
Boeing Co. (The) sr. unsec. unsub. notes 6.259%, 5/1/27	858,000	880,376
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29	2,599,000	2,425,604
Regal Rexnord Corp. company guaranty sr. unsec. unsub. notes 6.05%, 4/15/28	2,460,000	2,509,441
Republic Services, Inc. sr. unsec. unsub. notes 5.00%, 11/15/29	900,000	906,461

		33,023,808
Communication services (2.2%)
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	4,403,000	4,237,135
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	510,000	509,751
Crown Castle, Inc. sr. unsec. notes 4.90%, 9/1/29(R)	3,585,000	3,565,124
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	718,000	695,252
Equinix, Inc. sr. unsec. sub. notes 1.00%, 9/15/25(R)	6,000,000	5,865,074
Rogers Communications, Inc. company guaranty sr. unsec. notes 5.00%, 2/15/29 (Canada)	4,205,000	4,184,502
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	1,484,000	1,575,437
T-Mobile USA, Inc. company guaranty sr. notes 1.50%, 2/15/26	8,000,000	7,744,450

		28,376,725
Consumer cyclicals (4.8%)
Block, Inc. sr. unsec. notes 2.75%, 6/1/26	10,575,000	10,309,712
Brunswick Corp. sr. unsec. unsub. notes 2.40%, 8/18/31	2,248,000	1,852,514
Carnival Corp. 144A company guaranty sr. sub. notes 4.00%, 8/1/28	1,779,000	1,699,025
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26	5,320,000	5,027,666
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27	3,362,000	3,417,643
Hyundai Capital America 144A sr. unsec. notes 5.30%, 1/8/29 (South Korea)	8,255,000	8,297,092
Hyundai Capital America 144A sr. unsec. notes 4.55%, 9/26/29 (South Korea)	170,000	165,787
Hyundai Capital America 144A sr. unsec. notes 6.50%, 1/16/29 (South Korea)	2,590,000	2,711,678
Hyundai Capital America 144A sr. unsec. notes 5.35%, 3/19/29 (South Korea)	1,288,000	1,296,484
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	5,659,000	5,776,466
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	700,000	665,330
Paramount Global sr. unsec. unsub. notes 3.70%, 6/1/28	2,420,000	2,303,861
Sands China, Ltd. sr. unsec. sub. notes 3.80%, 1/8/26 (Hong Kong)	2,463,000	2,430,904
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	3,342,000	3,131,848
Tapestry, Inc. sr. unsec. notes 5.10%, 3/11/30	1,635,000	1,624,602
Toll Brothers Finance Corp. company guaranty sr. unsec. notes 3.80%, 11/1/29	2,140,000	2,019,722
Toll Brothers Finance Corp. company guaranty sr. unsec. unsub. notes 4.35%, 2/15/28	287,000	282,045
VF Corp. sr. unsec. notes 2.40%, 4/23/25	1,138,000	1,130,591
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27	8,828,000	8,551,461

		62,694,431
Consumer finance (3.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 6.10%, 1/15/27 (Ireland)	10,000,000	10,219,323
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. notes 2.45%, 10/29/26 (Ireland)	2,900,000	2,785,588
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	2,100,000	2,075,952
Aircastle, Ltd. 144A sr. unsec. notes 6.50%, 7/18/28	2,805,000	2,910,504
American Express Co. sr. unsec. unsub. notes 5.098%, 2/16/28	6,485,000	6,532,357
Aviation Capital Group, LLC 144A sr. unsec. notes 5.375%, 7/15/29	1,860,000	1,866,217
Ford Motor Co. sr. unsec. unsub. notes 5.80%, 3/5/27	8,280,000	8,357,411
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	4,070,000	4,039,086
General Motors Financial Co., Inc. sr. unsec. sub. notes 1.50%, 6/10/26	11,250,000	10,763,318
Macquarie Airfinance Holdings, Ltd. 144A sr. unsec. notes 5.15%, 3/17/30 (United Kingdom)	932,000	917,559

		50,467,315
Consumer staples (2.2%)
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 1.50%, 8/12/26	9,275,000	8,801,439
Haleon US Capital, LLC company guaranty sr. unsec. unsub. notes 3.375%, 3/24/27	4,040,000	3,932,074
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. company guaranty sr. unsec. notes 3.00%, 2/2/29 (Luxembourg)	1,660,000	1,530,133
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)	680,000	635,470
Mars, Inc. 144A sr. unsec. unsub. notes 4.65%, 4/20/31	453,000	444,868
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 1.25%, 9/24/26 (Netherlands)	10,000,000	9,453,154
Philip Morris International, Inc. sr. unsec. unsub. notes 5.125%, 2/15/30	3,897,000	3,932,566
Philip Morris International, Inc. sr. unsec. unsub. notes 4.625%, 11/1/29	815,000	807,474

		29,537,178
Energy (2.1%)
6297782 LLC 144A company guaranty sr. unsec. notes 5.026%, 10/1/29	920,000	905,517
6297782 LLC 144A company guaranty sr. unsec. notes 4.911%, 9/1/27	1,500,000	1,494,857
Canadian Natural Resources, Ltd. 144A sr. unsec. notes 5.00%, 12/15/29 (Canada)	2,389,000	2,361,469
Cheniere Energy Partners LP company guaranty sr. unsec. notes 4.50%, 10/1/29	5,380,000	5,219,459
Cimarex Energy Co. sr. unsec. sub. notes 3.90%, 5/15/27	3,874,000	3,635,829
Diamondback Energy, Inc. company guaranty sr. unsec. sub. notes 5.15%, 1/30/30	2,195,000	2,203,423
Occidental Petroleum Corp. sr. unsec. unsub. notes 5.20%, 8/1/29	3,245,000	3,228,955
ONEOK, Inc. company guaranty sr. unsec. notes 5.65%, 11/1/28	3,000,000	3,066,315
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/28	766,000	778,869
Ovintiv, Inc. company guaranty sr. unsec. notes 5.65%, 5/15/25	1,194,000	1,196,423
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 6.25%, 1/15/30	3,275,000	3,337,182

		27,428,298
Financial (1.4%)
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	2,715,000	2,702,237
Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25	10,200,000	10,244,730
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	2,730,000	2,731,258
LPL Holdings, Inc. company guaranty sr. unsec. notes 6.75%, 11/17/28	399,000	420,947
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/27	2,000,000	1,965,734

		18,064,906
Health care (1.8%)
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28	4,720,000	4,773,987
Centene Corp. sr. unsec. notes 3.375%, 2/15/30	230,000	206,236
CVS Health Corp. sr. unsec. notes 5.40%, 6/1/29	7,750,000	7,805,292
GE HealthCare Technologies, Inc. sr. unsec. notes 4.80%, 8/14/29	610,000	606,962
HCA, Inc. company guaranty sr. unsec. notes 5.20%, 6/1/28	4,800,000	4,827,565
Icon Investments Six DAC company guaranty sr. notes 5.849%, 5/8/29 (Ireland)	543,000	555,418
Icon Investments Six DAC company guaranty sr. notes 5.809%, 5/8/27 (Ireland)	1,267,000	1,289,653
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	1,067,000	1,064,217
Royalty Pharma PLC company guaranty sr. unsec. notes 5.15%, 9/2/29	3,000,000	2,999,226

		24,128,556
Insurance (2.2%)
AEGON Funding Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 4/16/27	2,580,000	2,602,135
Arthur J Gallagher & Co. sr. unsec. notes 4.85%, 12/15/29	660,000	655,612
Athene Global Funding 144A notes 1.73%, 10/2/26	12,044,000	11,447,069
CNO Global Funding 144A notes 4.95%, 9/9/29	500,000	496,717
CNO Global Funding 144A notes 2.65%, 1/6/29	403,000	367,955
CNO Global Funding 144A notes 1.75%, 10/7/26	3,340,000	3,171,834
Corebridge Financial, Inc. sr. unsec. notes 3.65%, 4/5/27	4,715,000	4,596,763
F&G Annuities & Life, Inc. company guaranty sr. unsec. notes 6.50%, 6/4/29	2,230,000	2,278,524
Willis North America, Inc. company guaranty sr. unsec. unsub. notes 4.65%, 6/15/27	2,635,000	2,622,447

		28,239,056
Investment banking/Brokerage (4.6%)
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27	4,581,000	4,361,169
Ares Capital Corp. sr. unsec. notes 2.15%, 7/15/26	4,299,000	4,127,911
Ares Capital Corp. sr. unsec. sub. notes 7.00%, 1/15/27	765,000	791,793
Blackstone Private Credit Fund sr. unsec. unsub. notes 3.25%, 3/15/27	1,482,000	1,420,595
Deutsch Bank AG/New York, NY sr. unsec. unsub. notes FRB 6.819%, 11/20/29 (Germany)	2,000,000	2,106,993
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	5,145,000	4,907,206
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	5,270,000	5,154,217
Goldman Sachs Group, Inc. (The) sr. unsec. FRN 1.948%, 10/21/27	15,000,000	14,287,051
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 1.431%, 3/9/27	4,000,000	3,856,842
Morgan Stanley sr. unsec. notes 5.123%, 2/1/29	2,445,000	2,459,703
Morgan Stanley sr. unsec. unsub. notes 4.21%, 4/20/28	6,435,000	6,352,004
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27	10,000,000	9,831,507

		59,656,991
Real estate (0.7%)
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	2,339,000	2,323,443
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 4.50%, 9/1/26(R)	1,410,000	1,397,016
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.875%, 2/15/29(R)	1,365,000	1,291,971
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	876,000	851,733
VICI Properties LP/VICI Note Co., Inc. 144A company guarenty sr. unsec. notes 4.50%, 1/15/28(R)	2,935,000	2,879,137

		8,743,300
Technology (3.2%)
AppLovin Corp. sr. unsec. sub. notes 5.125%, 12/1/29	2,196,000	2,194,491
Atlassian Corp. sr. unsec. notes 5.25%, 5/15/29	1,150,000	1,161,298
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/29	885,000	888,789
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	8,368,000	8,176,622
Hewlett Packard Enterprise Co. sr. unsec. notes 4.55%, 10/15/29	5,700,000	5,623,132
Marvell Technology, Inc. sr. unsec. notes 5.75%, 2/15/29	1,750,000	1,792,717
MSCI, Inc. 144A company guaranty sr. unsec. notes 4.00%, 11/15/29	3,200,000	3,031,868
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	3,400,000	3,286,274
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	3,000,000	2,915,859
VMWare, LLC sr. unsec. notes 1.40%, 8/15/26	13,989,000	13,303,752

		42,374,802
Transportation (0.5%)
AS Mileage Plan IP, Ltd. 144A sr. notes 5.021%, 10/20/29 (Cayman Islands)	2,065,000	2,027,283
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 1.20%, 11/15/25	1,385,000	1,346,337
SMBC Aviation Capital Finance DAC 144A company guaranty sr. unsec. notes 5.30%, 4/3/29 (Ireland)	3,195,000	3,207,359

		6,580,979
Utilities and power (4.6%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	6,000,000	5,805,220
Alexander Funding Trust II 144A sr. notes 7.467%, 7/31/28	1,250,000	1,324,059
American Electric Power Co., Inc. sr. unsec. unsub. notes 1.00%, 11/1/25	4,000,000	3,890,802
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.95%, 6/1/26	3,805,000	3,852,114
Constellation Energy Generation, LLC sr. unsec. notes 5.60%, 3/1/28	3,000,000	3,060,008
Electricite De France SA 144A sr. unsec. notes 5.70%, 5/23/28 (France)	3,500,000	3,571,053
Electricite De France SA 144A sr. unsec. notes 5.65%, 4/22/29 (France)	430,000	439,350
Enbridge, Inc. company guaranty sr. unsec. notes 1.60%, 10/4/26 (Canada)	1,900,000	1,805,048
Energy Transfer LP sr. unsec. notes 5.25%, 7/1/29	960,000	965,382
Energy Transfer LP sr. unsec. notes 6.05%, 12/1/26	5,000,000	5,109,580
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28	1,000,000	1,014,793
Eversource Energy sr. unsec. unsub. notes Ser. Q, 0.80%, 8/15/25	1,000,000	979,109
FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27	3,500,000	3,419,880
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.05%, 3/15/30	2,540,000	2,537,930
NRG Energy, Inc. 144A sr. notes 2.00%, 12/2/25	2,000,000	1,951,701
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29	785,000	796,473
Pacific Gas and Electric Co. sr. notes 3.00%, 6/15/28	8,686,000	8,039,589
Southern Co. (The) sr. unsec. notes 5.50%, 3/15/29	1,960,000	2,001,169
Southern Co. (The) sr. unsec. unsub. notes 3.25%, 7/1/26	4,950,000	4,858,518
Vistra Operations Co., LLC 144A sr. notes 5.05%, 12/30/26	4,250,000	4,257,323

		59,679,101

Total corporate bonds and notes (cost $676,069,001)		$666,349,364

MORTGAGE-BACKED SECURITIES (12.1%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (—%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 3724, Class CM, 5.50%, 6/15/37	$10,005	$10,300
REMICs Ser. 3539, Class PM, 4.50%, 5/15/37	3,370	3,239
Federal National Mortgage Association
REMICs Ser. 11-60, Class PA, 4.00%, 10/25/39	3,694	3,403
REMICs Ser. 10-81, Class AP, 2.50%, 7/25/40	8,234	7,797
Government National Mortgage Association Ser. 09-32, Class AB, 4.00%, 5/16/39	3,789	3,707

		28,446
Commercial mortgage-backed securities (5.1%)
ACRES Commercial Realty, Ltd. 144A
FRB Ser. 21-FL1, Class AS, 6.016%, 6/15/36	2,122,000	2,127,521
FRB Ser. 21-FL1, Class A, (CME Term SOFR 1 Month + 1.31%), 5.616%, 6/15/36	2,138,001	2,140,868
BANK
FRB Ser. 17-BNK9, Class XA, IO, 0.753%, 11/15/54(WAC)	51,655,508	904,638
FRB Ser. 17-BNK8, Class XA, IO, 0.709%, 11/15/50(WAC)	25,290,472	406,033
BDS, Ltd. 144A
FRB Ser. 21-FL10, Class A, (CME Term SOFR 1 Month + 1.46%), 5.763%, 12/16/36 (Cayman Islands)	2,189,539	2,192,509
FRB Ser. 21-FL9, Class A, (CME Term SOFR 1 Month + 1.18%), 5.483%, 11/16/38 (Cayman Islands)	541,424	542,586
CD Commercial Mortgage Trust
FRB Ser. 16-CD1, Class XA, IO, 1.346%, 8/10/49(WAC)	7,494,443	79,464
FRB Ser. 17-CD6, Class XA, IO, 0.891%, 11/13/50(WAC)	15,529,684	277,405
CFCRE Commercial Mortgage Trust FRB Ser. 16-C4, Class XA, IO, 1.564%, 5/10/58(WAC)	25,691,062	290,083
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.08%, 12/15/47(WAC)	52,325	50,317
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.375%, 12/10/44(WAC)	332,000	298,183
FRB Ser. 13-CR13, Class C, 5.093%, 11/10/46(WAC)	599,879	558,672
FRB Ser. 14-CR17, Class C, 4.807%, 5/10/47(WAC)	1,040,000	956,410
Ser. 14-CR16, Class B, 4.582%, 4/10/47	1,770,517	1,706,583
FRB Ser. 15-CR25, Class B, 4.516%, 8/10/48(WAC)	3,315,000	3,271,762
FRB Ser. 15-CR26, Class XA, IO, 0.885%, 10/10/48(WAC)	37,660,454	46,624
FRB Ser. 15-LC21, Class XA, IO, 0.596%, 7/10/48(WAC)	50,592,102	6,329
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C2, Class B, 4.208%, 6/15/57(WAC)	1,363,000	1,311,934
Ser. 16-C6, Class AS, 3.346%, 1/15/49	1,876,000	1,796,847
FRB Ser. 18-CX12, Class XA, IO, 0.542%, 8/15/51(WAC)	167,354,950	2,639,840
Ser. 15-C1, Class XA, IO, 0.374%, 4/15/50(WAC)	5,673,305	57
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.671%, 12/15/49(WAC)	65,643,473	529,638
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.385%, 8/10/44(WAC)	2,962,246	2,846,904
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K739, Class XAM, IO, 1.561%, 9/25/27(WAC)	36,816,638	1,267,015
Multifamily Structured Pass-Through Certificates Ser. K738, Class XAM, IO, 1.373%, 3/25/27(WAC)	17,882,000	456,308
Multifamily Structured Pass-Through Certificates FRB Ser. KC06, Class X1, IO, 0.883%, 6/25/26(WAC)	30,382,495	179,843
Multifamily Structured Pass-Through Certificates FRB Ser. K737, Class X1, IO, 0.613%, 10/25/26(WAC)	58,900,856	537,847
FREMF Mortgage Trust 144A
FRB Ser. 15-K51, Class B, 3.956%, 10/25/48(WAC)	3,237,000	3,206,249
Ser. 15-K48, Class X2A, IO, 0.10%, 8/25/48	322,301,643	52,890
FS Rialto Issuer, Ltd. 144A FRB Ser. 21-FL3, Class A, (CME Term SOFR 1 Month + 1.36%), 5.67%, 11/16/36 (Cayman Islands)	2,040,664	2,039,955
Government National Mortgage Association FRB Ser. 21-17, IO, 1.051%, 1/16/61(WAC)	17,666,468	1,367,378
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	2,913,952	2,920,953
GS Mortgage Securities Trust FRB Ser. 14-GC24, Class XA, IO, 0.326%, 9/10/47(WAC)	8,026,000	80
GS Mortgage Securities Trust 144A Ser. 10-C1, Class B, 5.148%, 8/10/43	51,569	51,481
JPMBB Commercial Mortgage Securities Trust FRB Ser. 13-C12, Class C, 3.979%, 7/15/45(WAC)	1,745,760	1,668,252
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	882,740	838,722
FRB Ser. 12-C6, Class E, 4.964%, 5/15/45(WAC)	532,000	509,917
FRB Ser. 12-LC9, Class D, 3.567%, 12/15/47(WAC)	173,000	163,224
LB-UBS Commercial Mortgage Trust FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	94,429	32,877
MF1 Multifamily Housing Mortgage, Ltd. 144A FRB Ser. 21-FL6, Class A, (CME Term SOFR 1 Month + 1.21%), 5.516%, 7/16/36 (Cayman Islands)	916,550	917,734
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C9, Class C, 3.718%, 5/15/46(WAC)	3,168,000	2,836,944
FRB Ser. 15-C26, Class XA, IO, 0.952%, 10/15/48(WAC)	36,479,524	37,778
FRB Ser. 17-C34, Class XA, IO, 0.765%, 11/15/52(WAC)	224,335,417	3,390,673
FRB Ser. 16-C32, Class XA, IO, 0.642%, 12/15/49(WAC)	90,811,285	870,190
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.68%, 8/15/45(WAC)	2,277,141	2,223,856
FRB Ser. 13-C9, Class D, 3.806%, 5/15/46(WAC)	1,481,000	1,297,346
FRB Ser. 13-C7, Class XB, IO, 0.116%, 2/15/46(WAC)	1,200,506	12
Morgan Stanley Capital I Trust
FRB Ser. 18-H4, Class XA, IO, 0.813%, 12/15/51(WAC)	58,429,642	1,522,893
FRB Ser. 16-UB12, Class XA, IO, 0.631%, 12/15/49(WAC)	24,376,390	205,456
FRB Ser. 18-L1, Class XA, IO, 0.485%, 10/15/51(WAC)	75,673,023	1,092,431
Ready Capital Mortgage Financing, LLC 144A
FRB Ser. 22-FL8, Class AS, 6.451%, 1/25/37	1,751,000	1,756,364
FRB Ser. 22-FL8, Class A, 6.001%, 1/25/37	871,550	872,291
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 0.972%, 12/15/50(WAC)	16,111,172	383,370
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class AS, 5.863%, 6/16/36	4,199,000	4,197,847
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.293%, 11/15/48(WAC)	14,587	38
Wells Fargo Commercial Mortgage Trust
FRB Ser. 16-BNK1, Class XA, IO, 1.706%, 8/15/49(WAC)	21,145,338	415,927
FRB Ser. 19-C50, Class XA, IO, 1.411%, 5/15/52(WAC)	15,203,899	671,187
FRB Ser. 17-C41, Class XA, IO, 1.152%, 11/15/50(WAC)	22,798,322	578,464
FRB Ser. 18-C48, Class XA, IO, 0.931%, 1/15/52(WAC)	19,267,699	551,193
FRB Ser. 16-C37, Class XA, IO, 0.772%, 12/15/49(WAC)	4,923,935	51,343
FRB Ser. 18-C44, Class XA, IO, 0.708%, 5/15/51(WAC)	70,153,238	1,318,327
FRB Ser. 15-LC20, Class XB, IO, 0.616%, 4/15/50(WAC)	10,567,000	7,851
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 3.837%, 7/15/46(WAC)	763,000	394,853
WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C10, Class C, 4.306%, 12/15/45(WAC)	267,000	222,180
FRB Ser. 14-C22, Class XA, IO, 0.253%, 9/15/57(WAC)	2,972,795	1,026
FRB Ser. 14-C23, Class XA, IO, 0.124%, 10/15/57(WAC)	7,478,354	75
WF-RBS Commercial Mortgage Trust 144A Ser. 11-C4, Class D, 4.995%, 6/15/44(WAC)	891,507	841,582

		66,933,429
Residential mortgage-backed securities (non-agency) (7.0%)
A&D Mortgage Trust 144A
Ser. 23-NQM4, Class A1, 7.472%, 9/25/68	5,270,195	5,387,790
Ser. 23-NQM5, Class A1, 7.049%, 11/25/68	2,617,140	2,664,684
Angel Oak Mortgage Trust 144A
Ser. 24-9, Class A1, stepped-coupon 5.138% (6.138%, 9/1/28), 9/25/69(STP)	1,170,994	1,163,025
Ser. 23-3, Class A1, 4.80%, 9/26/67	745,903	734,475
Ser. 20-5, Class A3, 2.041%, 5/25/65(WAC)	428,186	409,895
Ser. 21-5, Class A2, 1.208%, 7/25/66(WAC)	3,175,198	2,704,976
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	404,619	392,115
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	120,438	113,449
BankUnited Trust FRB Ser. 05-1, Class 1A1, (CME Term SOFR 1 Month + 0.71%), 5.025%, 9/25/45	62,649	57,924
Bellemeade Re, Ltd. 144A FRB Ser. 21-3A, Class M1B, (US 30 Day Average SOFR + 1.40%), 5.751%, 9/25/31 (Bermuda)	426,562	427,113
BRAVO Residential Funding Trust 144A
Ser. 23-NQM8, Class A1, 6.394%, 10/25/63	351,220	354,216
Ser. 24-NQM2, Class A1, stepped-coupon 6.285% (7.285%, 2/1/28), 2/25/64(STP)	2,285,044	2,305,066
Ser. 20-NQM1, Class A3, 2.406%, 5/25/60(WAC)	151,989	148,248
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	3,766,000	3,557,815
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 6.196%, 5/25/35(WAC)	47,469	46,539
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (CME Term SOFR 1 Month + 0.73%), 5.045%, 4/25/35	62,316	57,173
Cross Mortgage Trust 144A
Ser. 24-H3, Class A1, stepped-coupon 6.272% (7.272%, 4/1/28), 6/25/69(STP)	876,122	884,567
Ser. 24-H4, Class A1, stepped-coupon 6.147% (7.147%, 6/1/28), 7/25/69(STP)	7,056,773	7,121,322
Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (US 30 Day Average SOFR + 4.81%), 9.165%, 4/25/28	3,470,986	3,541,586
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1B, (US 30 Day Average SOFR + 3.70%), 8.051%, 9/25/42	46,000	48,852
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 7.301%, 6/25/42	1,448,539	1,491,157
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1B, (US 30 Day Average SOFR + 2.90%), 7.251%, 4/25/42	50,000	51,870
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.001%, 7/25/42	2,062,106	2,113,214
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 6.651%, 8/25/42	280,747	286,854
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 6.551%, 5/25/42	1,159,283	1,178,192
Structured Agency Credit Risk Debt FRN Ser. 19-HQA2, Class M2, (US 30 Day Average SOFR + 2.05%), 6.515%, 4/25/49	4,124	4,173
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 6.501%, 9/25/42	50,216	50,692
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	34,621	34,941
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA3, Class M2, (US 30 Day Average SOFR + 2.10%), 6.451%, 10/25/33	268,929	276,778
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-DNA1, Class M1A, (US 30 Day Average SOFR + 2.10%), 6.449%, 3/25/43	336,386	341,388
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 6/25/43	107,146	108,032
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 4/25/42	297,789	301,305
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class A1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	194,371	197,049
Structured Agency Credit Risk Trust REMICs FRB Ser. 23-HQA3, Class M1, (US 30 Day Average SOFR + 1.85%), 6.201%, 11/25/43	152,249	153,158
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.201%, 1/25/42	166,000	168,347
Structured Agency Credit Risk Debt FRN Ser. 21-DNA7, Class M2, (US 30 Day Average SOFR + 1.80%), 6.151%, 11/25/41	1,590,000	1,608,778
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class M2, (US 30 Day Average SOFR + 1.70%), 6.051%, 5/25/44	15,000	15,166
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA5, Class M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 1/25/34	112,215	113,048
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M2, (US 30 Day Average SOFR + 1.50%), 5.851%, 10/25/41	664,000	667,815
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA1, Class A1, (US 30 Day Average SOFR + 1.35%), 5.701%, 2/25/44	226,098	228,270
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 5.651%, 2/25/42	40,121	40,217
Structured Agency Credit Risk Trust REMICs FRB Ser. 24-DNA2, Class A1, (US 30 Day Average SOFR + 1.25%), 5.601%, 5/25/44	217,599	219,424
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 5.351%, 1/25/42	313,364	313,472
Structured Agency Credit Risk Trust REMICs FRB Ser. 25-DNA1, Class A1, (US 30 Day Average SOFR + 0.95%), 5.335%, 1/25/45	3,161,000	3,164,617
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA4, Class M1, (US 30 Day Average SOFR + 0.95%), 5.301%, 12/25/41	164,949	165,027
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.151%, 10/25/41	4,523	4,522
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (US 30 Day Average SOFR + 7.06%), 11.415%, 8/25/28	25,382	26,464
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (US 30 Day Average SOFR + 6.86%), 11.215%, 8/25/28	1,353	1,407
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (US 30 Day Average SOFR + 6.01%), 10.365%, 10/25/28	65,211	67,583
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (US 30 Day Average SOFR + 5.81%), 10.165%, 4/25/28	3,185,341	3,278,144
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (US 30 Day Average SOFR + 2.91%), 7.265%, 2/25/30	162,551	168,256
Connecticut Avenue Securities FRB Ser. 17-C06, Class 1M2B, (US 30 Day Average SOFR + 2.76%), 7.115%, 2/25/30	231,980	232,719
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (US 30 Day Average SOFR + 2.46%), 6.815%, 1/25/31	550,865	561,685
Connecticut Avenue Securities FRB Ser. 18-C02, Class 2M2, (US 30 Day Average SOFR + 2.31%), 6.665%, 8/25/30	33,709	34,392
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M2, (US 30 Day Average SOFR + 3.50%), 7.851%, 3/25/42	241,000	252,651
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M2, (US 30 Day Average SOFR + 3.10%), 7.451%, 3/25/42	230,000	239,179
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 7.351%, 1/25/42	2,400,000	2,470,758
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 7.299%, 6/25/42	435,327	449,654
Connecticut Avenue Securities Trust FRB Ser. 22-R06, Class 1M1, (US 30 Day Average SOFR + 2.75%), 7.101%, 5/25/42	135,505	139,021
Connecticut Avenue Securities Trust FRB Ser. 22-R08, Class 1M1, (US 30 Day Average SOFR + 2.55%), 6.901%, 7/25/42	357,401	366,738
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 6.849%, 9/25/42	1,961,990	1,999,345
Connecticut Avenue Securities Trust FRB Ser. 23-R01, Class 1M1, (US 30 Day Average SOFR + 2.40%), 6.749%, 12/25/42	86,415	88,735
Connecticut Avenue Securities Trust FRB Ser. 23-R02, Class 1M1, (US 30 Day Average SOFR + 2.30%), 6.651%, 1/25/43	171,884	176,296
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (US 30 Day Average SOFR + 2.26%), 6.615%, 11/25/39	112,629	113,170
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 6.451%, 3/25/42	989,747	1,003,038
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 6.351%, 3/25/42	1,644,652	1,668,355
Connecticut Avenue Securities Trust FRB Ser. 23-R07, Class 2M1, (US 30 Day Average SOFR + 1.95%), 6.299%, 9/25/43	69,940	70,397
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M2, (US 30 Day Average SOFR + 1.90%), 6.251%, 12/25/41	468,000	475,296
Connecticut Avenue Securities Trust FRB Ser. 23-R06, Class 1M1, (US 30 Day Average SOFR + 1.70%), 6.051%, 7/25/43	97,966	98,492
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M2, (US 30 Day Average SOFR + 1.65%), 6.001%, 12/25/41	524,000	528,549
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M2, (US 30 Day Average SOFR + 1.55%), 5.901%, 10/25/41	11,463	11,516
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 5.551%, 1/25/42	900,017	901,792
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1A1, (US 30 Day Average SOFR + 1.15%), 5.501%, 9/25/44	573,759	575,988
Connecticut Avenue Securities Trust FRB Ser. 24-R03, Class 2M1, (US 30 Day Average SOFR + 1.15%), 5.499%, 3/25/44	89,984	90,077
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 1/25/45	875,000	878,555
Connecticut Avenue Securities Trust FRB Ser. 24-R04, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 5/25/44	163,552	163,806
Connecticut Avenue Securities Trust FRB Ser. 24-R02, Class 1M1, (US 30 Day Average SOFR + 1.10%), 5.451%, 2/25/44	18,693	18,713
Connecticut Avenue Securities Trust FRB Ser. 24-R06, Class 1M1, (US 30 Day Average SOFR + 1.05%), 5.401%, 9/25/44	142,783	143,207
Connecticut Avenue Securities Trust FRB Ser. 24-R05, Class 2M1, (US 30 Day Average SOFR + 1.00%), 5.351%, 7/25/44	43,855	43,871
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 5.351%, 12/25/41	1,087,408	1,087,585
Connecticut Avenue Securities FRB Ser. 25-R01, Class 1A1, (US 30 Day Average SOFR + 0.95%), 5.301%, 1/25/45	790,000	793,148
Connecticut Avenue Securities Trust FRB Ser. 21-R03, Class 1M1, (US 30 Day Average SOFR + 0.85%), 5.201%, 12/25/41	9,402	9,401
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (CME Term SOFR 1 Month + 0.27%), 4.585%, 11/25/36	155,398	154,872
Galton Funding Mortgage Trust 144A FRB Ser. 20-H1, Class A3, 2.617%, 1/25/60(WAC)	1,520,613	1,439,772
GCAT Trust 144A Ser. 20-NQM2, Class A3, 3.935%, 4/25/65	816,800	791,052
GS Mortgage-Backed Securities Trust 144A Ser. 20-NQM1, Class A3, 2.352%, 9/27/60(WAC)	272,124	258,929
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (CME Term SOFR 1 Month + 0.47%), 4.785%, 5/25/36	460,712	98,851
Imperial Fund Mortgage Trust 144A Ser. 21-NQM1, Class A3, 1.617%, 6/25/56(WAC)	1,457,513	1,265,240
JPMorgan Mortgage Trust 144A
FRB Ser. 23-HE2, Class A1, (US 30 Day Average SOFR + 1.70%), 6.073%, 3/20/54	877,034	882,933
FRB Ser. 24-VIS2, Class A1, 5.853%, 11/25/64	1,193,849	1,200,531
FRB Ser. 24-10, Class A11, (US 30 Day Average SOFR + 1.25%), 5.601%, 3/25/55	1,240,578	1,243,837
Legacy Mortgage Asset Trust 144A
Ser. 21-GS1, Class A1, 5.892%, 10/25/66	3,258,980	3,262,535
Ser. 21-GS3, Class A1, 4.75%, 7/25/61	1,567,629	1,565,054
Ser. 21-GS4, Class A1, 4.65%, 11/25/60	2,491,535	2,493,250
MFRA Trust 144A Ser. 20-NQM1, Class A3, 3.30%, 8/25/49(WAC)	484,572	452,840
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.493%, 8/26/47(WAC)	497,794	495,830
Morgan Stanley Residential Mortgage Loan Trust 144A
Ser. 24-NQM1, Class A1, stepped-coupon 6.152% (7.152%, 2/1/28), 12/25/68(STP)	2,132,047	2,148,608
FRB Ser. 24-3, Class AF, (US 30 Day Average SOFR + 1.35%), 5.701%, 7/25/54	663,202	665,183
New Residential Mortgage Loan Trust 144A
FRB Ser. 18-4A, Class A1M, (CME Term SOFR 1 Month + 1.01%), 5.325%, 1/25/48	131,099	128,670
Ser. 19-NQM4, Class A3, 2.797%, 9/25/59(WAC)	1,372,322	1,302,485
Ser. 19-NQM4, Class A2, 2.644%, 9/25/59(WAC)	538,865	512,296
Onity Loan Investment Trust 144A Ser. 24-HB2, Class A, 5.00%, 8/25/37(WAC)	923,306	921,286
Onslow Bay Financial, LLC Trust 144A Ser. 18-EXP1, Class 1A3, 4.00%, 4/25/48(WAC)	126,198	117,565
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (CME Term SOFR 1 Month + 1.16%), 5.475%, 10/25/34	64,292	63,265
PRMI Securitization Trust 144A FRB Ser. 24-CMG1, Class A1, (US 30 Day Average SOFR + 1.45%), 5.985%, 7/25/54	2,504,356	2,506,862
Radnor Re, Ltd. 144A FRB Ser. 24-1, Class M1A, (US 30 Day Average SOFR + 2.00%), 6.351%, 9/25/34	1,036,551	1,038,857
Residential Mortgage Loan Trust 144A Ser. 21-1R, Class A1, 0.859%, 1/25/65(WAC)	99,105	94,537
ROC Mortgage Trust 144A Ser. 21-RTL1, Class A1, 3.487%, 8/25/26(WAC)	385,541	385,541
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (CME Term SOFR 1 Month + 0.96%), 5.275%, 5/25/47	369,567	291,956
Verus Securitization Trust 144A
FRB Ser. 24-1, Class A1, 5.712%, 1/25/69	584,403	585,093
Ser. 19-INV3, Class A3, 4.10%, 11/25/59(WAC)	470,901	464,332

		91,478,381

Total mortgage-backed securities (cost $164,118,465)		$158,440,256

ASSET-BACKED SECURITIES (4.8%)(a)
	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$3,289,000	$3,276,066
Bank of America Auto Trust 144A Ser. 23-2A, Class A2, 5.85%, 8/17/26	1,557,606	1,561,673
Capital One Multi-Asset Execution Trust Ser. 22-A2, Class A, 3.49%, 5/15/27	6,387,000	6,368,285
Capital One Prime Auto Receivables Trust Ser. 24-1, Class A2A, 4.61%, 10/15/27	1,750,000	1,752,096
Citizens Auto Receivables Trust 144A Ser. 24-1, Class A3, 5.11%, 4/17/28	5,902,000	5,938,022
Discover Card Execution Note Trust Ser. 22-A3, Class A3, 3.56%, 7/15/27	6,412,000	6,384,095
Ford Credit Auto Owner Trust
Ser. 24-B, Class A3, 5.10%, 4/15/29	1,741,000	1,760,118
Ser. 24-A, Class A3, 5.09%, 12/15/28	3,573,000	3,606,405
GM Financial Consumer Automobile Receivables Trust Ser. 23-1, Class A3, 4.66%, 2/16/28	1,980,306	1,982,116
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	4,175,000	4,168,556
Honda Auto Receivables Owner Trust
Ser. 23-4, Class A2, 5.87%, 6/22/26	2,622,576	2,632,030
Ser. 24-1, Class A3, 5.21%, 8/15/28	5,500,000	5,556,641
Hyundai Auto Receivables Trust
Ser. 23-C, Class A2A, 5.80%, 1/15/27	2,757,632	2,768,148
Ser. 24-C, Class A3, 4.41%, 5/15/29	1,132,000	1,129,756
Prodigy Finance Designated Activity Co. 144A FRB Ser. 21-1A, Class A, (CME Term SOFR 1 Month + 1.36%), 5.675%, 7/25/51 (Ireland)	243,580	243,523
Station Place Securitization Trust 144A
FRB Ser. 24-2, Class A, (CME Term SOFR 1 Month + 0.90%), 5.643%, 6/22/25	4,475,000	4,478,604
FRB Ser. 24-10, Class A, (CME Term SOFR 1 Month + 0.90%), 5.237%, 10/27/25	3,300,000	3,318,376
FRB Ser. 24-5, Class A, (CME Term SOFR 1 Month + 0.90%), 5.205%, 8/4/25	4,500,000	4,503,479
Volkswagen Auto Loan Enhanced Trust
Ser. 23-2, Class A2A, 5.72%, 3/22/27	513,259	515,740
Ser. 21-1, Class A3, 1.02%, 6/22/26	276,245	275,159

Total asset-backed securities (cost $61,730,259)		$62,218,888

COLLATERALIZED LOAN OBLIGATIONS (2.5%)(a)
	Principal amount	Value
AB BSL CLO 3, Ltd. 144A FRB Ser. 21-3A, Class B, (CME Term SOFR 3 Month + 1.96%), 6.255%, 10/20/34 (Cayman Islands)	$1,600,000	$1,606,234
AIMCO CLO 17, Ltd. 144A FRB Ser. 24-17A, Class AIR, (CME Term SOFR 3 Month + 1.35%), 5.64%, 7/20/37 (Jersey)	1,500,000	1,505,938
Allegro CLO XII, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.44%), 5.733%, 7/21/37 (Cayman Islands)	410,000	411,419
Balboa Bay Loan Funding, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 7/20/34	1,350,000	1,355,135
Birch Grove CLO 8, Ltd. 144A FRB Ser. 24-8A, Class A1, (CME Term SOFR 3 Month + 1.63%), 5.923%, 4/20/37 (Jersey)	1,500,000	1,513,310
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (CME Term SOFR 3 Month + 1.51%), 5.802%, 11/22/34 (Cayman Islands)	854,000	855,588
Elmwood CLO I, Ltd. 144A FRB Ser. 24-1A, Class A1RR, (CME Term SOFR 3 Month + 1.52%), 5.813%, 4/20/37 (Cayman Islands)	1,250,000	1,260,155
Elmwood CLO III, Ltd. 144A FRB Ser. 24-3A, Class A1RR, (CME Term SOFR 3 Month + 1.38%), 5.673%, 7/18/37 (Cayman Islands)	1,750,000	1,761,538
GoldenTree Loan Management US CLO 9, Ltd. 144A FRB Ser. 24-9A, Class AR, (CME Term SOFR 3 Month + 1.50%), 5.793%, 4/20/37	1,250,000	1,260,898
Hayfin US XIV, Ltd. 144A FRB Ser. 21-14A, Class A1, (CME Term SOFR 3 Month + 1.49%), 5.785%, 7/20/34 (Cayman Islands)	334,000	334,539
Jamestown CLO IX, Ltd. 144A FRB Ser. 21-9A, Class A2RR, (CME Term SOFR 3 Month + 2.11%), 6.412%, 7/25/34 (Cayman Islands)	1,650,000	1,651,333
Madison Park Funding XXX, Ltd. 144A FRB Ser. 24-30A, Class A1R, (CME Term SOFR 3 Month + 1.36%), 5.668%, 7/16/37	1,840,000	1,848,941
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.854%, 1/15/35 (Cayman Islands)	1,655,000	1,659,233
Neuberger Berman Loan Advisers CLO, Ltd. 144A FRB Ser. 24-25A, Class AR2, (CME Term SOFR 3 Month + 1.40%), 5.693%, 7/18/38 (Cayman Islands)	2,000,000	2,014,180
Oaktree CLO, Ltd. 144A FRB Ser. 24-1A, Class A1R, (CME Term SOFR 3 Month + 1.35%), 5.652%, 1/15/38 (Cayman Islands)	1,270,000	1,281,684
Oaktree CLO, Ltd. 144A FRB Ser. 24-4A, Class ARR, (CME Term SOFR 3 Month + 1.51%), 5.803%, 7/20/37 (Cayman Islands)	1,250,000	1,261,791
Rockland Park CLO, Ltd. 144A FRB Ser. 21-1A, Class B, (CME Term SOFR 3 Month + 1.91%), 6.205%, 4/20/34 (Cayman Islands)	1,200,000	1,204,565
Signal Peak CLO 5, Ltd. 144A FRB Ser. 24-5A, Class A1R, (CME Term SOFR 3 Month + 1.55%), 5.85%, 4/25/37 (Cayman Islands)	1,500,000	1,511,316
Sound Point CLO XXXII, Ltd. 144A FRB Ser. 21-4A, Class A, (CME Term SOFR 3 Month + 1.41%), 5.712%, 10/25/34 (Cayman Islands)	1,250,000	1,251,999
Symphony CLO XXIII, Ltd. 144A FRB Ser. 25-23A, Class AR2, (CME Term SOFR 3 Month + 0.90%), 5.191%, 1/15/34 (Cayman Islands)	2,893,000	2,895,170
Wise CLO, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.102%, 1/15/37 (Jersey)	1,500,000	1,509,332
Wise CLO, Ltd. 144A FRB Ser. 24-2A, Class A, (CME Term SOFR 3 Month + 1.46%), 5.762%, 7/15/37 (Cayman Islands)	1,250,000	1,254,491
Zais CLO 16, Ltd. 144A FRB Ser. 21-16A, Class A1R, (CME Term SOFR 3 Month + 1.68%), 5.975%, 10/20/34	1,500,000	1,503,115

Total collateralized loan obligations (cost $32,555,698)		$32,711,904

INVESTMENT COMPANIES (1.6%)(a)
	Shares	Value
Franklin Ultra Short Bond ETF(AFF)	836,780	$20,898,246

Total investment companies (cost $20,815,523)		$20,898,246

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.2%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association Pass-Through Certificates
5.28%, 12/1/28	$1,308,000	$1,333,581
2.73%, 9/1/29	1,584,213	1,461,430

Total U.S. government and agency mortgage obligations (cost $2,742,297)		$2,795,011

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes 1.875%, 2/28/27(i)	$106,000	$101,978

Total U.S. treasury obligations (cost $101,978)		$101,978

SHORT-TERM INVESTMENTS (27.1%)(a)
		Principal amount/shares	Value
Air Lease Corp. commercial paper 4.668%, 2/13/25		$3,170,000	$3,164,594
Air Lease Corp. commercial paper 4.684%, 2/4/25		3,150,000	3,148,357
Alexandria Real Estate Equities, Inc. commercial paper 4.538%, 2/14/25		5,090,000	5,080,998
Alexandria Real Estate Equities, Inc. commercial paper 4.548%, 2/7/25		6,500,000	6,494,256
Alimentation Couche-Tard, Inc. commercial paper 4.577%, 2/28/25 (Canada)		5,270,000	5,251,184
AT&T, Inc. commercial paper 4.586%, 2/27/25		3,350,000	3,338,648
Autonation, Inc. commercial paper 4.702%, 2/3/25		12,935,000	12,929,667
Bell Canada commercial paper 4.546%, 2/18/25 (Canada)		4,795,000	4,784,380
Bell Canada commercial paper 4.570%, 2/13/25 (Canada)		3,814,000	3,807,902
Chariot Funding, LLC asset-backed commercial paper 4.657%, 2/19/25		6,660,000	6,644,677
Conagra Brands, Inc. commercial paper 4.652%, 2/3/25		8,560,000	8,556,704
CRC Funding, LLC asset-backed commercial paper 4.644%, 3/19/25		6,300,000	6,264,036
Enbridge US, Inc. commercial paper 4.583%, 2/25/25		7,640,000	7,616,007
FMC Corp. commercial paper 4.952%, 2/3/25		8,850,000	8,846,276
Glencore Funding, LLC commercial paper 4.594%, 3/7/25		2,500,000	2,489,024
Marriott International, Inc./MD commercial paper 4.585%, 3/24/25		3,430,000	3,407,459
Marriott International, Inc./MD commercial paper 4.668%, 2/5/25		1,690,000	1,688,932
Nutrien, Ltd. commercial paper 4.583%, 3/11/25 (Canada)		4,445,000	4,423,003
Nutrien, Ltd. commercial paper 4.601%, 3/4/25 (Canada)		3,115,000	3,102,358
Penske Truck Leasing Co. commercial paper 4.566%, 2/19/25		3,155,000	3,147,306
Putnam Short Term Investment Fund Class P 4.54%(AFF)	Shares	209,888,342	209,888,342
Interest in $500,000,000 joint tri-party term repurchase agreement dated 1/31/2025 with HSBC Securities (USA), Inc. due 2/3/2025 - maturity value of $27,443,945 for an effective yield of 4.350% (collateralized by Agency Mortgage-Backed Securities with coupon rates ranging from 1.275% to 7.500% and due dates ranging from 4/1/2030 to 1/1/2055, valued at $510,184,875)		$27,434,000	27,434,000
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.33%(P)	Shares	10,000	10,000
Targa Resources Corp. commercial paper 4.722%, 2/26/25		$3,560,000	3,547,537
Targa Resources Corp. commercial paper 4.552%, 2/3/25		9,430,000	9,426,212
U.S. Treasury Bills 4.295%, 4/22/25(SEGSF)		200,000	198,191

Total short-term investments (cost $354,703,000)			$354,690,050
TOTAL INVESTMENTS

Total investments (cost $1,312,836,221)			$1,298,205,697

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/25 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$590,935,000	$2,008,588	(E)	$1,561,523	3/19/27	US SOFR — Annually	3.85% — Annually	$(447,066)
		88,590,000	1,131,383	(E)	(655,641)	3/19/30	3.75% — Annually	US SOFR — Annually	475,742
		24,440,000	686,520	(E)	(296,769)	3/19/35	3.75% — Annually	US SOFR — Annually	389,752
		4,584,000	347,380	(E)	(164,878)	3/19/55	3.55% — Annually	US SOFR — Annually	182,502

	Total				$444,235				$600,930
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	CCC/P	$2,939	$18,829	$2,484	5/11/63	300 bp — Monthly	$466
	CMBX NA BBB-.6 Index	CCC/P	5,604	40,722	5,371	5/11/63	300 bp — Monthly	257
	CMBX NA BBB-.6 Index	CCC/P	11,483	81,445	10,743	5/11/63	300 bp — Monthly	788
	CMBX NA BBB-.6 Index	CCC/P	10,944	84,072	11,089	5/11/63	300 bp — Monthly	(96)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	CCC-/P	20,343	59,817	13,722	5/11/63	500 bp — Monthly	6,679
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	CCC-/P	22,651	22,495	5,160	5/11/63	500 bp — Monthly	17,513
	CMBX NA BB.7 Index	CCC/P	154,242	163,527	43,563	1/17/47	500 bp — Monthly	110,878
	Merrill Lynch International
	CMBX NA BBB-.6 Index	CCC/P	269	438	58	5/11/63	300 bp — Monthly	211
	Morgan Stanley & Co. International PLC
	CMBX NA BB.6 Index	CCC-/P	20,116	57,772	13,253	5/11/63	500 bp — Monthly	6,919

Upfront premium received			248,591		Unrealized appreciation			143,711

Upfront premium (paid)			—		Unrealized (depreciation)			(96)

	Total		$248,591				Total	$143,615
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2025. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/25 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.6 Index	$(29,849)	$115,543	$26,506	5/11/63	(500 bp) — Monthly	$(3,456)
	CMBX NA BBB-.6 Index	(20,801)	158,949	20,965	5/11/63	(300 bp) — Monthly	71
	CMBX NA BBB-.6 Index	(9,679)	66,557	8,779	5/11/63	(300 bp) — Monthly	(939)
	Goldman Sachs International
	CMBX NA BB.6 Index	(8,333)	24,540	5,630	5/11/63	(500 bp) — Monthly	(2,727)
	Merrill Lynch International
	CMBX NA BB.7 Index	(54,646)	163,527	43,563	1/17/47	(500 bp) — Monthly	(11,281)

Upfront premium received		—			Unrealized appreciation		71

Upfront premium (paid)		(123,308)			Unrealized (depreciation)		(18,403)

	Total	$(123,308)				Total	$(18,332)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to "Franklin Advisers" represent Franklin Advisers, Inc., the fund's investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
Putnam Short Duration Bond Fund (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company.
The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
(a)	Percentages indicated are based on net assets of $1,307,267,454.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
	Name of affiliate	Fair value as of 10/31/24	Purchase cost	Sale proceeds	Investment income	Change in unrealized appreciation (depreciation)	Shares outstanding at period end	Fair value as of 1/31/25
Short-term investments
	Putnam Short Term Investment Fund Class P‡	$152,420,349	$224,502,200	$167,034,207	$2,309,634	$—	209,888,342	$209,888,342

	Total Short-term investments	152,420,349	224,502,200	167,034,207	2,309,634	—		209,888,342
Investment companies
	Franklin Ultra Short Bond ETF ^	—	20,815,523	—	1,792	82,723	836,780	20,898,246

	Total Investment companies	—	20,815,523	—	1,792	82,723		20,898,246

	Totals	$152,420,349	$245,317,723	$167,034,207	$2,311,426	$82,723		$230,786,588
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.
^ Management fees paid by the fund are reduced by an amount equal to the management fees paid by Franklin Ultra Short Bond ETF with respect to assets invested by the fund in Franklin Ultra Short Bond ETF.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $165,414.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at the average of the last reported bid and ask prices, the“mid price”, and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Reliable prices are not readily available for equity securities in these circumstances, where the value of a security has been affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value. To address this, the fund will fair value these securities as determined in accordance with procedures approved by the Trustees. This includes using an independent third-party pricing service to adjust the value of such securities to the latest indications of fair value at 4:00 p.m. (Eastern Time). These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security's fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $27,992,824 at the end of the reporting period, is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Franklin Advisers is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
At the close of the reporting period, the fund has deposited cash valued at $4,983,885 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $91,254 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $165,414 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	—	62,218,888	—
Collateralized loan obligations	—	32,711,904	—
Corporate bonds and notes	—	666,349,364	—
Investment companies	20,898,246	—	—
Mortgage-backed securities	—	158,440,256	—
U.S. government and agency mortgage obligations	—	2,795,011	—
U.S. treasury obligations	—	101,978	—
Short-term investments	10,000	354,680,050	—

Totals by level	$20,908,246	$1,277,297,451	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$156,695	$—
Credit default contracts	—	—	—

Totals by level	$—	$156,695	$—

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com